SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Total assets	¥ 48,154,513	¥ 40,084,427
Total liabilities	35,343,822	28,903,742
Variable Interest Entity, Primary Beneficiary [Member]
Total assets	3,661,755	2,815,206
Total liabilities	¥ 207,667	¥ 91,069